Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31
	2023	2024
	US$ thousands

Raw materials and components	36,979	23,130
Products in process	9,189	12,494
Finished products	5,339	5,436
	51,507	41,060